Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares						Fair Value

	MUTUAL FUNDS - 7.5%
	DEBT FUNDS - 7.5%
31,600	iShares Core U.S. Aggregate Bond ETF					$ 3,703,520
42,300	Vanguard Total Bond Market ETF					3,704,634
	TOTAL MUTUAL FUNDS (Cost $7,449,798)					7,408,154

Par Value		Coupon Rate (%)	Maturity	Spread	Rate

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
$ 1,112,141	Fannie Mae Interest Strip *	5.0000	4/25/2036			176,058
1,530,583	Fannie Mae Interest Strip *	5.0000	7/25/2036			249,761
271,389	Fannie Mae Interest Strip *	5.0000	10/25/2036			45,829
193,638	Fannie Mae Interest Strip *	5.5000	12/25/2033			32,583
3,170,264	Fannie Mae Interest Strip *	5.5000	11/25/2036			642,294
151,478	Fannie Mae Interest Strip *	5.5000	7/25/2037			26,050
2,075,780	Fannie Mae Interest Strip *	5.5000	11/25/2040			399,141
120,784	Fannie Mae Interest Strip *#	6.0000	7/25/2034			22,100
277,150	Fannie Mae Interest Strip *#	6.0000	5/25/2036			62,221
161,717	Fannie Mae Interest Strip *	6.0000	6/25/2036			35,091
295,639	Fannie Mae Interest Strip *#	6.5000	9/25/2035			60,719
552,235	Fannie Mae Interest Strip *	8.0000	11/25/2027			82,979
9,790,287	Fannie Mae REMICS *~	0.1500	2/25/2038	Monthly US LIBOR	+6.45%	44,095
71,949	Fannie Mae REMICS *	3.5000	5/25/2043			517
187,205	Fannie Mae REMICS *	4.0000	3/25/2041			22,961
2,951,219	Fannie Mae REMICS *	4.5000	2/25/2043			444,441
421,512	Fannie Mae REMICS *	4.5000	10/25/2048			38,593
2,844,580	Fannie Mae REMICS *	5.0000	9/25/2042			497,168
545,770	Fannie Mae REMICS *~	5.0000	10/25/2034			90,333
1,631,138	Fannie Mae REMICS *~	5.4007	8/25/2042	Monthly US LIBOR	+5.55%	301,718
210,500	Fannie Mae REMICS *	5.5000	10/25/2040			31,041
753,106	Fannie Mae REMICS *	5.5000	12/25/2043			128,896
414,640	Fannie Mae REMICS *~	5.5000	7/25/2033	Monthly US LIBOR	+38.50%	73,782
3,541,628	Fannie Mae REMICS *~	5.8507	7/25/2038	Monthly US LIBOR	+6.00%	678,938
645,871	Fannie Mae REMICS *~	5.8507	10/25/2043	Monthly US LIBOR	+6.00%	133,469
661,937	Fannie Mae REMICS *~	5.8808	12/25/2040	Monthly US LIBOR	+6.03%	145,604
130,187	Fannie Mae REMICS *~	5.9007	10/25/2035	Monthly US LIBOR	+6.05%	24,954
733,644	Fannie Mae REMICS *~	5.9007	9/25/2039	Monthly US LIBOR	+6.05%	119,911
283,220	Fannie Mae REMICS *	6.0000	5/25/2033			51,619
189,136	Fannie Mae REMICS *~	6.1008	1/25/2040	Monthly US LIBOR	+6.25%	39,238
2,223,358	Fannie Mae REMICS *~	6.1008	1/25/2045	Monthly US LIBOR	+6.25%	449,268
475,378	Fannie Mae REMICS *~	6.1508	1/25/2038	Monthly US LIBOR	+6.30%	100,101
155,179	Fannie Mae REMICS *~	6.2507	7/25/2037	Monthly US LIBOR	+6.40%	31,266
181,509	Fannie Mae REMICS *~	6.2607	11/25/2037	Monthly US LIBOR	+6.41%	37,131
2,975,587	Fannie Mae REMICS *~	6.3708	12/25/2041	Monthly US LIBOR	+6.52%	650,294
815,256	Fannie Mae REMICS *~	6.4007	10/25/2041	Monthly US LIBOR	+6.55%	172,719
234,648	Fannie Mae REMICS *~	6.4307	10/25/2036	Monthly US LIBOR	+6.58%	52,646
171,554	Fannie Mae REMICS *~	6.4508	12/25/2036	Monthly US LIBOR	+6.60%	34,529
207,338	Fannie Mae REMICS *~	6.4508	7/25/2037	Monthly US LIBOR	+6.60%	39,976
311,085	Fannie Mae REMICS *~	6.4757	1/25/2036	Monthly US LIBOR	+6.63%	57,009
237,011	Fannie Mae REMICS *~	6.5508	10/25/2035	Monthly US LIBOR	+6.70%	50,501
136,743	Fannie Mae REMICS *~	6.5508	3/25/2036	Monthly US LIBOR	+6.70%	29,400
3,158,129	Fannie Mae REMICS *~	6.5508	3/25/2042	Monthly US LIBOR	+6.70%	404,177
1,494,720	Fannie Mae REMICS *~	6.6107	6/25/2037	Monthly US LIBOR	+6.76%	321,169
100,911	Fannie Mae REMICS *~	7.0508	1/25/2037	Monthly US LIBOR	+7.20%	22,113
943,862	Fannie Mae REMICS *~	7.6007	2/25/2033	Monthly US LIBOR	+7.75%	213,347
182,120	Fannie Mae REMICS *~	7.8008	7/25/2031	Monthly US LIBOR	+7.95%	33,598
637,851	Freddie Mac REMICS *	3.5000	10/15/2039			46,763
191,413	Freddie Mac REMICS *	4.0000	8/15/2043			4,648
397,065	Freddie Mac REMICS *	4.0000	3/15/2045			38,671
834,772	Freddie Mac REMICS *	4.5000	9/15/2043			124,312
346,954	Freddie Mac REMICS *	4.5000	7/15/2046			8,473
448,050	Freddie Mac REMICS *	5.5000	3/15/2033			84,802
448,962	Freddie Mac REMICS *	5.5000	7/15/2039			58,174
969,840	Freddie Mac REMICS *~	5.8516	5/15/2034	Monthly US LIBOR	+6.00%	185,788
515,879	Freddie Mac REMICS *~	5.8516	5/15/2046	Monthly US LIBOR	+6.00%	96,572
689,646	Freddie Mac REMICS *~	5.8516	9/15/2046	Monthly US LIBOR	+6.00%	149,268
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3% (Continued)
$ 297,125	Freddie Mac REMICS *~	5.8816	11/15/2040	Monthly US LIBOR	+6.03%	$ 57,092
594,892	Freddie Mac REMICS *~	5.9016	3/15/2035	Monthly US LIBOR	+6.05%	108,567
354,714	Freddie Mac REMICS *~	5.9016	8/15/2037	Monthly US LIBOR	+6.05%	66,391
335,473	Freddie Mac REMICS *~	5.9516	4/15/2037	Monthly US LIBOR	+6.10%	66,656
4,188,574	Freddie Mac REMICS *~	6.4016	3/15/2040	Monthly US LIBOR	+6.55%	931,317
277,760	Freddie Mac REMICS *~	6.4016	8/15/2042	Monthly US LIBOR	+6.55%	63,111
1,595,805	Freddie Mac REMICS *~	6.4516	10/15/2035	Monthly US LIBOR	+6.60%	335,320
159,313	Freddie Mac REMICS *~	6.5000	5/15/2032			27,170
453,098	Freddie Mac REMICS *~	6.5016	5/15/2036	Monthly US LIBOR	+6.65%	93,625
182,221	Freddie Mac REMICS *~	6.5016	11/15/2036	Monthly US LIBOR	+6.65%	40,341
367,206	Freddie Mac REMICS *~	6.5516	11/15/2034	Monthly US LIBOR	+6.70%	92,223
95,370	Freddie Mac REMICS *~	6.5516	2/15/2036	Monthly US LIBOR	+6.70%	21,396
273,080	Freddie Mac REMICS *~	6.5816	9/15/2039	Monthly US LIBOR	+6.73%	63,418
81,307	Freddie Mac REMICS *~	7.7516	11/15/2032	Monthly US LIBOR	+7.90%	21,784
99,664	Freddie Mac REMICS *~	7.8516	12/15/2032	Monthly US LIBOR	+8.00%	19,876
608,925	Freddie Mac Strips *#	4.0000	1/15/2043			92,792
1,459,087	Freddie Mac Strips *#	4.0000	10/15/2047			221,749
373,990	Freddie Mac Strips *	4.5000	9/15/2035			55,704
344,907	Freddie Mac Strips *	4.5000	5/15/2040			53,043
527,748	Freddie Mac Strips *	5.0000	4/15/2036			91,152
890,621	Freddie Mac Strips *	5.0000	9/15/2036			169,098
978,386	Freddie Mac Strips *	5.5000	12/15/2036			184,020
94,893	Freddie Mac Strips *	6.0000	8/15/2036			19,846
234,601	Freddie Mac Strips *	7.0000	3/15/2032			55,657
399,309	Freddie Mac Strips *	8.0000	8/1/2027			72,110
782,545	Government National Mortgage Association *#	2.7982	2/20/2040			62,210
222,156	Government National Mortgage Association *	3.5000	1/20/2043			33,552
472,507	Government National Mortgage Association *	3.5000	10/20/2046			62,492
336,237	Government National Mortgage Association *	4.0000	3/16/2041			36,817
290,179	Government National Mortgage Association *	4.0000	10/20/2044			28,512
259,091	Government National Mortgage Association *	4.0000	6/20/2045			21,806
1,326,679	Government National Mortgage Association *	4.0000	7/20/2045			128,127
652,550	Government National Mortgage Association *	4.0000	1/20/2048			85,301
241,906	Government National Mortgage Association *~	4.0286	7/20/2037	Monthly US LIBOR	+4.18%	26,835
674,176	Government National Mortgage Association *~	5.4542	6/16/2044	Monthly US LIBOR	+5.60%	137,335
914,455	Government National Mortgage Association *~	5.4986	1/20/2046	Monthly US LIBOR	+5.65%	162,256
629,376	Government National Mortgage Association *	5.5000	9/20/2048			88,428
938,067	Government National Mortgage Association *	5.5000	10/20/2048			161,838
206,102	Government National Mortgage Association *~	5.7986	6/20/2039	Monthly US LIBOR	+5.95%	29,667
146,743	Government National Mortgage Association *~	5.8486	9/20/2040	Monthly US LIBOR	+6.00%	28,647
264,116	Government National Mortgage Association *~	5.9042	11/16/2040	Monthly US LIBOR	+6.05%	50,258
182,714	Government National Mortgage Association *~	5.9486	11/20/2043	Monthly US LIBOR	+6.10%	35,793
381,452	Government National Mortgage Association *~	5.9486	4/20/2044	Monthly US LIBOR	+6.10%	71,923
230,499	Government National Mortgage Association *~	6.0986	6/20/2038	Monthly US LIBOR	+6.25%	48,914
254,051	Government National Mortgage Association *~	6.1043	6/16/2038	Monthly US LIBOR	+6.25%	51,248
195,527	Government National Mortgage Association *~	6.1186	4/20/2038	Monthly US LIBOR	+6.27%	663
149,792	Government National Mortgage Association *~	6.3086	2/20/2038	Monthly US LIBOR	+6.46%	26,910
229,951	Government National Mortgage Association *~	6.3186	3/20/2038	Monthly US LIBOR	+6.47%	34,901
1,859,460	Government National Mortgage Association *~	6.3386	2/20/2038	Monthly US LIBOR	+6.49%	385,763
248,496	Government National Mortgage Association *~	6.3542	1/16/2038	Monthly US LIBOR	+6.50%	53,976
369,331	Government National Mortgage Association *~	6.4042	7/16/2039	Monthly US LIBOR	+6.55%	43,928
119,004	Government National Mortgage Association *~	7.1486	12/20/2038	Monthly US LIBOR	+7.30%	22,607
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,246,776)					13,142,984

	CORPORATE BONDS - 78.7%
	AEROSPACE & DEFENSE - 0.9%
67,000	BAE Systems Holdings, Inc. ^	2.8500	12/15/2020			67,125
39,000	L3 Technologies, Inc.	4.9500	2/15/2021			39,096
790,000	L3Harris Technologies, Inc. ^	4.9500	2/15/2021			792,629
						898,850
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 78.7% (Continued)
	AUTOMOTIVE - 10.2%
$ 590,000	Banque PSA Finance SA ^	5.7500	4/4/2021			$ 601,765
300,000	Daimler Finance North America LLC ~^	0.6869	2/12/2021	Quarterly US LIBOR	+0.43%	300,147
150,000	Daimler Finance North America LLC ~^	0.7061	2/22/2021	Quarterly US LIBOR	+0.45%	150,116
270,000	Ford Motor Credit Co. LLC ~	0.6810	11/2/2020	Quarterly US LIBOR	+0.43%	270,000
900,000	Ford Motor Credit Co. LLC	2.3430	11/2/2020			900,000
250,000	Ford Motor Credit Co. LLC ~	2.7703	1/7/2021	Quarterly US LIBOR	+2.55%	249,227
433,000	Ford Motor Credit Co. LLC	3.2000	1/15/2021			433,812
175,000	Ford Motor Credit Co. LLC	3.3360	3/18/2021			175,219
485,000	Ford Motor Credit Co. LLC	3.4700	4/5/2021			485,909
750,000	Ford Motor Credit Co. LLC	5.0850	1/7/2021			766,650
890,000	Ford Motor Credit Co. LLC	5.7500	2/1/2021			898,611
1,250,000	Ford Motor Credit Co. LLC	5.8750	8/2/2021			1,278,063
265,000	General Motors Co. ~	1.1495	9/10/2021	Quarterly US LIBOR	+0.90%	265,300
100,000	General Motors Financial Co., Inc.	2.4500	11/6/2020			100,006
582,000	General Motors Financial Co., Inc.	3.2000	7/6/2021			589,910
87,000	General Motors Financial Co., Inc.	4.2000	3/1/2021			87,653
1,000,000	General Motors Financial Co., Inc.	4.2000	11/6/2021			1,030,468
500,000	Harley-Davidson Financial Services, Inc. ^	3.5500	5/21/2021			507,139
500,000	Harley-Davidson Financial Services, Inc. ^	4.0500	2/4/2022			516,691
500,000	Volkswagen Group of America Finance LLC ^	3.8750	11/13/2020			500,498
						10,107,184
	BANKING - 8.2%
50,000	Australia & New Zealand Banking Group Ltd. ~^	0.5632	11/9/2020	Quarterly US LIBOR	+0.32%	50,003
265,000	Bank of America Corp.	5.8750	1/5/2021			267,573
3,000,000	BNP Paribas SA #^	7.6250	3/30/2021	5 Year Swap Rate	+6.31%	3,039,375
227,000	BPCE SA	2.7500	12/2/2021			232,891
476,000	CIT Group, Inc.	4.1250	3/9/2021			480,058
140,000	Citigroup, Inc. #	5.9500	1/30/2023	Quarterly US LIBOR	+4.07%	145,317
1,463,000	First Horizon National Corp.	3.5500	5/26/2023			1,541,379
250,000	JPMorgan Chase & Co. #	4.0510	2/1/2021	Quarterly US LIBOR	+3.80%	245,389
120,000	Manufacturers & Traders Trust Co. ~	0.4848	1/25/2021	Quarterly US LIBOR	+0.27%	120,059
240,000	Manufacturers & Traders Trust Co. #	1.3665	12/28/2020	Monthly US LIBOR	+1.22%	240,078
195,000	Manufacturers & Traders Trust Co.	2.6250	1/25/2021			195,659
255,000	Regions Financial Corp.	3.2000	2/8/2021			256,239
749,000	Wells Fargo & Co.	2.1000	7/26/2021			758,909
500,000	Wells Fargo & Co.	2.5500	12/7/2020			501,132
						8,074,061
	BEVERAGES - 2.9%
111,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			112,997
210,000	Constellation Brands, Inc. ~	0.9801	11/15/2021	Quarterly US LIBOR	+0.70%	210,012
191,000	Heineken NV ^	3.4000	4/1/2022			197,424
743,000	Keurig Dr. Pepper, Inc.	3.5510	5/25/2021			756,408
620,000	Pernod Ricard SA ^	4.4500	1/15/2022			649,092
928,000	Pernod Ricard SA ^	5.7500	4/7/2021			948,846
						2,874,779
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.4%
1,240,000	AstraZeneca PLC	2.3750	11/16/2020			1,241,011
250,000	Bayer US Finance II LLC ~^	0.8550	6/25/2021	Quarterly US LIBOR	+0.63%	250,569
110,000	Bayer US Finance II LLC ^	2.7500	7/15/2021			111,670
451,000	Bayer US Finance II LLC ^	3.5000	6/25/2021			458,795
600,000	Bristol-Myers Squibb Co. ~	0.4801	11/16/2020	Quarterly US LIBOR	+0.20%	600,062
100,000	Bristol-Myers Squibb Co.	2.5500	5/14/2021			101,229
100,000	Teva Pharmaceutical Finance IV BV	3.6500	11/10/2021			99,228
1,350,000	Teva Pharmaceutical Finance Netherlands III BV	2.2000	7/21/2021			1,331,491
190,000	Zoetis, Inc. ~	0.6930	8/20/2021	Quarterly US LIBOR	+0.44%	190,475
						4,384,530
	CABLE & SATELLITE - 1.8%
1,036,000	Time Warner Cable LLC	4.0000	9/1/2021			1,056,461
730,000	Time Warner Cable LLC	4.1250	2/15/2021			731,516
						1,787,977
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 78.7% (Continued)
	CHEMICALS - 1.9%
$ 420,000	Air Liquide Finance SA ^	1.7500	9/27/2021			$ 425,147
1,141,000	DuPont de Nemours, Inc.	3.7660	11/15/2020			1,142,297
360,000	Monsanto Co.	2.7500	7/15/2021			363,908
						1,931,352
	CONTAINERS & PACKAGING - 2.9%
1,409,000	Ball Corp.	5.0000	3/15/2022			1,470,679
1,134,000	Graphic Packaging International LLC	4.7500	4/15/2021			1,145,340
250,000	Graphic Packaging International LLC	4.8750	11/15/2022			259,629
						2,875,648
	DIVERSIFIED INDUSTRIALS - 1.0%
696,000	General Electric Co.	4.6250	1/7/2021			701,023
250,000	General Electric Co. #	5.0000	3/15/2021	Quarterly US LIBOR	+3.33%	202,917
63,000	General Electric Co.	5.3000	2/11/2021			63,851
						967,791
	ELECTRIC & GAS MARKETING & TRADING - 0.3%
300,000	Southern Power Co. ~^	0.7774	12/20/2020	Quarterly US LIBOR	+0.55%	300,042

	ELECTRIC UTILITIES - 7.1%
621,000	American Electric Power Co., Inc.	2.1500	11/13/2020			621,323
1,925,000	EDP Finance BV ^	5.2500	1/14/2021			1,946,428
1,050,000	Enel Finance International NV ^	2.8750	5/25/2022			1,083,259
700,000	Puget Energy, Inc.	5.6250	7/15/2022			743,188
550,000	Puget Energy, Inc.	6.0000	9/1/2021			573,552
1,000,000	Sempra Energy ~	0.7004	3/15/2021	Quarterly US LIBOR	+0.45%	1,001,280
1,000,000	Southern Co.	2.3500	7/1/2021			1,011,445
						6,980,475
	ENTERTAINMENT CONTENT - 0.5%
500,000	TWDC Enterprises 18 Corp.	2.3000	2/12/2021			502,817

	FOOD - 2.0%
1,119,000	Campbell Soup Co. ~	0.8804	3/15/2021	Quarterly US LIBOR	+0.63%	1,120,820
222,000	Campbell Soup Co.	3.3000	3/15/2021			224,406
350,000	Conagra Brands, Inc.	9.7500	3/1/2021			359,568
195,000	Kellogg Co.	4.0000	12/15/2020			195,849
94,000	Kraft Heinz Foods Co. ~	0.8133	2/10/2021	Quarterly US LIBOR	+0.57%	93,895
						1,994,538
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
348,000	Georgia-Pacific LLC ^	5.4000	11/1/2020			348,000

	HEALTH CARE FACILITIES & SERVICES - 1.5%
500,000	CVS Health Corp.	3.3500	3/9/2021			505,213
500,000	Evernorth Health, Inc.	2.6000	11/30/2020			500,852
455,000	Quest Diagnostics, Inc.	4.7000	4/1/2021			461,499
						1,467,564
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
434,000	Bank of New York Mellon Corp. ~	3.6474	3/30/2021	Quarterly US LIBOR	+3.42%	429,164
200,000	Goldman Sachs Group, Inc.	2.6000	12/27/2020			200,683
222,000	Goldman Sachs Group, Inc. #	4.1653	12/21/2020	Quarterly US LIBOR	+3.93%	218,947
325,000	GS Finance Corp.	1.1000	4/29/2021			324,283
1,000,000	Morgan Stanley	5.7500	1/25/2021			1,012,523
						2,185,600
	INSURANCE - 0.4%
150,000	Jackson National Life Global Funding ~^	0.7302	6/11/2021	Quarterly US LIBOR	+0.48%	150,317
196,000	MetLife, Inc. #	3.8254	12/21/2020	Quarterly US LIBOR	+3.58%	194,407
75,000	Nationwide Financial Services, Inc. ^	5.3750	3/25/2021			76,332
						421,056
	INTERNET MEDIA & SERVICES - 2.7%
1,700,000	Netflix, Inc.	5.3750	2/1/2021			1,719,125
916,000	Netflix, Inc.	5.5000	2/15/2022			964,090
						2,683,215
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 78.7% (Continued)
	LEISURE FACILITIES & SERVICES - 3.1%
$ 1,000,000	Marriott International, Inc. ~	0.8980	3/8/2021	Quarterly US LIBOR	+0.65%	$ 997,693
1,500,000	Royal Caribbean Cruises Ltd.	2.6500	11/28/2020			1,496,250
537,000	Starbucks Corp.	2.1000	2/4/2021			538,517
						3,032,460
	MACHINERY - 0.3%
288,000	Trane Technologies Global Holding Co. Ltd.	2.9000	2/21/2021			290,174

	MEDICAL EQUIPMENT & DEVICES - 0.1%
70,000	Fresenius US Finance II, Inc.	4.2500	2/1/2021			70,602

	OIL & GAS PRODUCERS - 5.3%
500,000	BG Energy Capital PLC ^	4.0000	12/9/2020			501,823
308,000	DCP Midstream Operating LP ^	4.7500	9/30/2021			310,310
881,000	Energy Transfer Operating LP	5.2000	2/1/2022			912,163
404,000	Petrobras Global Finance BV	5.3750	1/27/2021			407,939
883,000	Plains All American Pipeline LP / PAA Finance Corp.	3.6500	6/1/2022			904,956
707,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			707,000
1,500,000	Sunoco Logistics Partners Operations LP	4.4000	4/1/2021			1,518,463
						5,262,654
	PUBLISHING & BROADCASTING - 0.4%
315,000	Discovery Communications LLC	3.3000	5/15/2022			324,011
26,000	Pearson Funding PLC ^	3.2500	5/8/2023			26,579
						350,590
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.0%
850,000	American Tower Trust #1 ^	3.0700	3/15/2023			870,279
164,000	Office Properties Income Trust	4.0000	7/15/2022			165,535
193,000	SBA Communications Corp.	4.0000	10/1/2022			195,051
758,000	SBA Tower Trust ^	3.7220	4/11/2023			782,639
						2,013,504
	RETAIL - DISCRETIONARY - 0.5%
500,000	AutoNation, Inc.	3.3500	1/15/2021			501,391

	SOFTWARE - 1.8%
1,766,000	NortonLifeLock, Inc.	3.9500	6/15/2022			1,816,772

	SPECIALTY FINANCE - 1.7%
575,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			585,265
200,000	Ally Financial, Inc.	4.1250	2/13/2022			208,434
3,000	Ally Financial, Inc.	4.2500	4/15/2021			3,047
45,000	Australia & New Zealand Banking Group Ltd.	2.7000	11/16/2020			45,039
200,000	Engie SA ^	2.8750	10/10/2022			208,260
100,000	GE Capital International Funding Co. Unlimited Co.	2.3420	11/15/2020			100,067
350,000	General Motors Financial Co., Inc. ~	1.0795	4/9/2021	Quarterly US LIBOR	+0.85%	350,088
200,000	Protective Life Global Funding ^	2.7000	11/25/2020			200,307
						1,700,507
	TECHNOLOGY HARDWARE - 1.4%
1,333,000	Dell, Inc.	4.6250	4/1/2021			1,353,135

	TECHNOLOGY SERVICES - 0.4%
100,000	Nielsen Co. Luxembourg SARL	5.5000	10/1/2021			100,407
250,000	Nielsen Finance LLC / Nielsen Finance Co. ^	5.0000	4/15/2022			250,375
						350,782
	TELECOMMUNICATIONS - 5.6%
2,000,000	Deutsche Telekom International Finance BV	1.9500	9/19/2021			2,022,997
1,564,000	Sprint Corp.	7.2500	9/15/2021			1,630,986
137,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC ^	3.3600	9/20/2021			139,004
777,000	Telefonica Emisiones SA	5.4620	2/16/2021			788,031
932,000	T-Mobile USA, Inc.	4.0000	4/15/2022			964,247
						5,545,265
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 78.7% (Continued)
	TOBACCO & CANNABIS - 2.4%
$ 851,000	Altria Group, Inc.	4.7500	5/5/2021			$ 870,505
785,000	Imperial Brands Finance PLC ^	3.5000	2/11/2023			822,487
605,000	Imperial Brands Finance PLC ^	3.7500	7/21/2022			630,381
80,000	Imperial Brands Finance PLC	3.7500	7/21/2022			83,356
						2,406,729
	TRANSPORTATION & LOGISTICS - 2.4%
977,230	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			980,576
1,360,000	Delta Air Lines, Inc.	2.6000	12/4/2020			1,359,291
71,000	Norfolk Southern Corp.	9.0000	3/1/2021			72,644
						2,412,511
	TOTAL CORPORATE BONDS (Cost $77,745,271)					77,892,555

	TOTAL INVESTMENTS - 99.5% (Cost $98,441,845)					$ 98,443,693
	OTHER ASSETS LESS LIABILITIES - 0.5%					546,625
	TOTAL NET ASSETS - 100.0%					$ 98,990,318

ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
# Variable Rate Securities
~ Floating Rate Securities
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 18.50% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

FUTURES CONTRACTS

Number of Contracts						Fair Value/Unrealized
		Counterparty		Notional Value **		Depreciation
	LONG FUTURES CONTRACTS
100	US 10 Year Treasury Note Future December 2020	Interactive Brokers		$ 13,821,900		$ (86,694)
50	US Long Bond Future December 2020	Interactive Brokers		8,623,450		(182,800)
		Net Unrealized Depreciation on Futures Contracts				$ (269,494)

** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets *
Security Classifications	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,408,154	$ -	$ -	$ 7,408,154
Collateralized Mortgage Obligations	-	13,142,984	-	13,142,984
Corporate Bonds	-	77,892,555	-	77,892,555
Total	$ 7,408,154	$ 91,035,539	$ -	$ 98,443,693

Liabilities
Futures Contracts **	$ (269,494)	$ -	$ -	$ (269,494)
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for classifications.
** Net unrealized appreciation (depreciation) of futures contracts is reported in the above table.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of October 31, 2020, the amount of unrealized loss and realized gain on futures contracts subject to interest rate risk amounted to $269,494 and $64,146 for the Anfield Universal Fixed Income ETF, respectively.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. As of October 31, 2020, the amount of realized loss on call options purchased subject to interest rate risk amounted to $34,375 for the Anfield Universal Fixed Income ETF.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Underlying Fund Risk - Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$ 98,656,015	$ 1,344,519	$ (1,556,841)	$ (212,322)